Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of contractual maturities of borrowings
Advance Date	Maturity Date	Current Rate	2017	2016
			(In Thousands)

04/25/12	04/25/17	1.03%	-	128
08/16/12	08/16/17	1.00%	-	306
09/05/12	09/05/19	1.13%	539	829
11/06/12	11/06/17	0.86%	-	407
11/27/12	11/27/17	1.12%	-	1,000
12/19/12	12/19/19	1.20%	613	902
12/27/12	12/27/17	0.89%	-	220
01/04/13	01/04/19	1.52%	1,000	1,000
01/15/13	01/16/18	1.18%	1,000	1,000
01/22/13	01/23/17	0.96%	-	1,000
01/22/13	01/22/18	1.20%	1,000	1,000
01/22/13	01/22/19	1.44%	1,000	1,000
02/20/13	02/21/20	1.28%	331	475
02/20/13	02/21/23	1.77%	547	646
07/02/13	07/02/18	1.35%	274	682
07/22/13	07/23/18	1.27%	275	681
09/19/13	09/19/18	1.37%	171	375
01/21/14	01/22/18	1.72%	1,000	1,000
01/21/14	01/22/19	1.45%	240	442
03/20/14	03/20/19	1.50%	411	714
03/24/14	03/24/17	1.32%	-	1,500
07/21/14	07/21/21	1.94%	541	682
07/21/14	07/22/19	2.08%	500	500
07/21/14	07/23/18	1.79%	1,000	1,000
08/06/14	08/06/18	1.80%	1,000	1,000
08/21/14	08/21/19	2.12%	1,000	1,000
10/02/14	10/04/21	2.00%	1,153	1,434
10/15/14	10/15/21	1.69%	574	715
11/28/14	11/29/21	1.90%	1,175	1,455
12/31/14	12/31/19	1.63%	427	626
12/31/14	01/02/18	1.52%	1,000	1,000
01/14/15	01/14/20	1.73%	1,500	1,500
01/21/15	01/21/20	1.79%	500	500
01/21/15	01/21/21	1.97%	500	500
04/13/15	04/13/20	1.74%	1,000	1,000
05/20/15	05/20/20	1.52%	509	708
05/20/15	05/20/22	1.91%	658	796
06/25/15	06/25/20	1.65%	527	725
06/25/15	06/26/17	1.14%	-	1,000
10/29/15	10/29/20	1.51%	1,185	1,579
10/29/15	10/29/20	1.90%	1,000	1,000
01/27/16	01/27/21	1.92%	1,000	1,000
01/27/16	01/27/23	1.87%	751	888
02/12/16	02/13/23	1.66%	761	898
02/12/16	02/13/23	2.04%	500	500

Advance Date	Maturity Date	Current Rate	2017	2016
			(In Thousands)
08/24/16	08/24/17	1.01%	-	1,000
08/24/16	08/24/18	1.22%	1,000	1,000
09/21/16	03/21/17	0.83%	-	1,000
09/21/16	09/21/17	1.06%	-	2,000
09/30/16	03/30/17	0.79%	-	1,000
10/28/16	10/28/20	1.57%	1,000	1,000
11/04/16	11/04/21	1.72%	2,000	2,000
11/17/16	11/17/21	2.13%	1,000	1,000
11/17/16	11/17/21	1.78%	807	1,000
11/17/16	11/17/23	2.07%	866	1,000
11/28/16	11/29/19	1.78%	1,500	1,500
12/08/16	12/08/17	1.22%	-	1,000
12/21/16	06/21/17	0.95%	-	1,000
12/21/16	12/23/19	1.91%	1,000	1,000
12/30/16	01/03/17	0.74%	-	3,000
01/04/17	01/04/19	1.62%	1,500	-
01/19/17	01/21/20	1.91%	1,000	-
03/24/17	03/24/22	2.00%	1,309	-
03/24/17	03/25/24	2.28%	1,367	-
07/24/17	07/24/20	1.88%	1,000	-
07/24/17	07/26/21	2.03%	1,000	-
07/24/17	07/25/22	1.94%	936	-
08/31/17	08/31/18	1.55%	1,000	-
08/31/17	08/31/21	1.96%	1,000	-
09/11/17	09/11/20	1.80%	1,000	-
09/11/17	09/12/22	2.07%	1,500	-
09/27/17	09/27/18	1.66%	1,500	-
09/27/17	09/27/22	2.28%	1,000	-
10/04/17	04/04/18	1.50%	1,500	-
11/27/17	05/29/18	1.76%	3,500	-
12/04/17	03/05/18	1.59%	1,500	-
12/08/17	04/09/18	1.64%	1,000	-
12/11/17	01/11/18	1.55%	1,500	-
12/11/17	03/12/18	1.61%	1,500	-
12/29/17	01/02/18	1.53%	2,500	-

			$64,447	$56,813

Schedule of contractual maturities of all FHLB borrowings
	Contractual Maturity	Weighted Average Rate
2018	$23,220	1.57%
2019	9,730	1.66
2020	10,553	1.72
2021	10,750	1.90
2022	5,403	2.05
Thereafter	4,791	2.00
	$64,447	1.73%